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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08413

     Evergreen Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for one of its series, Evergreen Balanced Fund, for the year ended March 31, 2007. This one series has a March 31, fiscal year end.

Date of reporting period: March 31, 2007

Item 1 - Reports to Stockholders.

Evergreen Balanced Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
29	STATEMENT OF ASSETS AND LIABILITIES
30	STATEMENT OF OPERATIONS
31	STATEMENTS OF CHANGES IN NET ASSETS
32	NOTES TO FINANCIAL STATEMENTS
43	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
44	ADDITIONAL INFORMATION
48	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for Evergreen Balanced Fund covering the twelve-month period ended March 31, 2007.

The equity and fixed-income markets produced healthy returns during the twelve-month period, propelled by better-than-expected earnings results and the prospect of stable interest rates. Brisk returns from both the stock and bond markets came as investors showed their willingness to look past signs of economic weakness and focus on the solid underpinnings of the economic expansion. The fiscal year began on a harsh note in the spring of 2006 amid rising inflationary concerns, accompanied by anxieties about the potential economic impacts of repeated interest rate hikes by the Federal Reserve Board (the “Fed”). However, the markets were calmed in both the summer and fall by the combination of receding commodity prices and the Fed’s policy to leave short-term interest rates unchanged. Within the equity market, value stocks continued to outperform growth stocks, while investments in large-cap stocks began to outpace returns from small- and mid-cap companies. Investment-grade and high-yield corporate bonds retained their performance edge over other fixed-income securities, despite heavily leveraged buyout activity which threatened the interests of many bondholders.

Solid returns from investments in corporate securities came against a backdrop of persistent economic growth over most of the period. Gross Domestic Product grew by a rate of 3.3% during 2006 then

LETTER TO SHAREHOLDERS continued

decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the investment team that managed Evergreen Balanced Fund continued to seek capital through a conservative strategy which emphasized stocks of large companies with what it believed to be sustainable growth prospects in the equity allocation and higher quality bonds in the fixed income portfolio.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

Notification of Investment Strategy Change:

Effective June 1, 2007, the section in the Fund’s prospectus entitled “INVESTMENT STRATEGY ” was replaced with the following:

The Fund invests in a portfolio of equity and debt securities chosen for the potential for current income and capital growth. The proportion of the Fund’s assets invested in fixed income and equity securities will change based on the portfolio manager’s assessment of economic conditions and investment opportunities. The Fund normally invests at least 25% of its assets in fixed income securities. The equity portion of the Fund may include principally common and preferred stocks of U.S. companies across a broad range of market capitalizations, but will generally maintain a dollar-weighted average market capitalization within the market capitalization range tracked by the Russell 1000 Index. As of its last reconstitution in June 2006, the Russell 1000 Index had a market capitalization range of approximately $1.7 billion to $364.7 billion. The portfolio manager will seek out companies that she believes have strong fundamental attributes and growth prospects with valuations that leave ample room for capital appreciation.

The Fund’s fixed income investments may include U.S. government securities, corporate bonds, convertible bonds, mortgage-backed securities, asset-backed securities, collateralized mortgage obligations (CMOs) and other income producing securities. The Fund may invest without limit in securities rated below investment grade (or unrated securities determined by the portfolio manager to be of comparable quality). The Fund generally expects that the dollar-weighted average duration of its fixed income securities will normally be between two and six years, while the dollar-weighted average maturity is expected to be longer than the dollar-weighted average duration.

The Fund may, but will not necessarily, use derivative instruments, such as structured notes, futures and options, and swap agreements, as an alternative to investments directly in income-producing securities or to manage risk. The Fund may also, but will not necessarily, enter into foreign currency exchange contracts to hedge against adverse changes in currency exchange rates related to non-US dollar denominated holdings. The Fund typically uses derivatives as a substitute for taking a position in the underlying assets or basket of asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. Derivatives are financial contracts whose values depend on, or are derived from, the value of one or more underlying assets, reference rates or indexes. The Fund’s use of derivative instruments may involve risks different from, or possibly greater than, the risks associated with other types of investments. The various derivative instruments that the Fund may use may change from time to time as new derivative products become available to the Fund. More detail on these types of transactions is included under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information (SAI).

For purposes of determining compliance by a Fund with its investment policies and limitations (including any required investment by the Fund in a particular type of security), a Fund may consider an investment in a derivative instrument to constitute an investment in a security if, in the judgment of the Adviser, the derivative instrument provides investment exposure comparable to that of the security. For example, the Fund may consider a futures contract or swap transaction to constitute a particular fixed income security for these purposes.

FUND AT A GLANCE

as of March 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager†:

• Margaret D. Patel

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/22/1998	1/26/1998

Nasdaq symbol	EKBAX	EKBBX	EKBCX	EKBYX

Average annual return*

1-year with sales charge	0.81%	1.12%	5.16%	N/A

1-year w/o sales charge	6.92%	6.12%	6.16%	7.15%

5-year	3.78%	3.93%	4.25%	5.31%

10-year	5.38%	5.27%	5.29%	6.23%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Balanced Fund Class A shares versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The LBABI and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

† Effective April 23, 2007, Margaret D. Patel became a portfolio manager of the fund. Effective June 1, 2007, Ms. Patel will assume sole day-to-day management responsibility of the fund.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 6.92% for the twelvemonth period ended March 31, 2007, excluding any applicable sales charges. During the same period, the LBABI returned 6.59% and the S&P 500 returned 11.83% ..

The fund seeks long-term total return through capital growth and current income.

The fund’s overweight position in equities helped results during a period in which stocks outperformed fixed income assets. For much of the fiscal year, we maintained an allocation of approximately 70% of net assets in stocks with the remaining 30% invested in treasuries, government agencies, mortgage-backed securities and investment grade corporate bonds. While the emphasis on stocks tended to help performance, our security selection within the equity sleeve of the portfolio was suboptimal. We focused on companies that we thought should be able to sustain growth in earnings and cash flow even as the economic expansion decelerated. We also believed that, after several years of outperformance by small- and mid-cap stocks, large-cap stocks were more attractively priced and had a greater ability to perform well in an economic deceleration. We felt these companies had superior earnings stability and growth potential. However, we were premature in this theory as many more cyclical and volatile parts of the market, including smaller companies, outperformed very large, stable growth companies during the twelve-month period. In our equity portfolio, some of the strongest performers for the year came from energy giant Exxon Mobil Corp., enterprise software company Oracle Corp., consumer staples company Altria Group, Inc., pharmaceutical company Abbott Laboratories, and pharmacy benefit manager Caremark Rx, Inc. Exxon Mobil enjoyed positive results during a period of very strong performance in the energy markets. Oracle reaped the benefits of its aggressive acquisition campaign, as it successfully integrated the software systems of companies it had acquired into its product offerings. Altria benefited from a reorganization that led to the spin-off of its Kraft Foods division, which allowed greater investor recognition of its profitable Philip Morris division. Abbott showed good earnings growth from its pharmacy sales, especially as new uses were found for its Humira drug, originally developed for the treatment of rheumatoid arthritis. Caremark appreciated on the strength of its buyout by pharmacy chain CVS Corp. Other notable positive contributors during the year included retailer J.C. Penney Co., Inc., investment bank Goldman Sachs Group, Inc., and health products company Baxter International, Inc.

Several positions in our equity portfolio produced disappointing results during the twelve-month period and held back performance. Specialty retailer Chico’s FAS, Inc., which had enjoyed rapid growth in previous years, failed to meet earnings expectations as it missed normal cyclical changes in fashion taste. We have since liquidated the position. Technology leader QUALCOMM, Inc., developer of the dominant operating system for wireless communications networks, was hurt by a dispute with cell phone producer Nokia Corp. over royalties from the use of QUALCOMM’s software. Computer company Dell, Inc. performed poorly as competition in the personal computer industry intensified at the same time that sales growth slowed. Legg Mason, Inc. had not yet achieved the benefits of its integration of Citigroup’s former asset management operations into its own investment business, while biotechnology company Amgen, Inc. encountered questions about its products, especially anemia drugs. Other investments that held back results included Aetna, Inc. a leading HMO that had performed well in the past; Sprint Nextel Corp., which struggled to achieve synergies in its combined operations; and coal producers Massey Energy Co. and Peabody Energy Corp. While we reduced our investments in Aetna, Massey and Peabody, we increased our positions in QUALCOMM, Dell, Legg Mason and Amgen to attempt to take advantage of low share prices of companies that we believed were fundamentally sound.

In the fixed income sleeve of the portfolio, we maintained a generally neutral duration—a measure of a portfolio’s sensitivity to changes in interest rates. This neutral duration policy did not affect results for the twelve-month period. However, our emphasis on mortgage-backed securities in the spring and early summer of 2006 added to results. The fund’s underweight position in corporate bonds throughout the fiscal year held back results, although security selection among our corporate holdings did support performance.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of March 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2006	3/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,047.44	$ 5.05
Class B	$ 1,000.00	$ 1,044.61	$ 8.61
Class C	$ 1,000.00	$ 1,043.71	$ 8.61
Class I	$ 1,000.00	$ 1,049.16	$ 3.53
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.00	$ 4.99
Class B	$ 1,000.00	$ 1,016.50	$ 8.50
Class C	$ 1,000.00	$ 1,016.50	$ 8.50
Class I	$ 1,000.00	$ 1,021.49	$ 3.48

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.99% for Class A, 1.69% for Class B, 1.69% for Class C and 0.69% for Class I), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS A	2007	2006	2005	2004	2003

Net asset value, beginning of period	$8.90	$8.30	$8.20	$ 6.91	$ 8.06

Income from investment operations
Net investment income (loss)	0.18	0.18	0.14	0.12	0.17[1]
Net realized and unrealized gains or losses on investments	0.43	0.58	0.13	1.32	(1.16)

Total from investment operations	0.61	0.76	0.27	1.44	(0.99)

Distributions to shareholders from
Net investment income	(0.16)	(0.16)	(0.17)	(0.15)	(0.16)

Net asset value, end of period	$9.35	$8.90	$8.30	$ 8.20	$ 6.91

Total return[2]	6.92%	9.14%	3.29%	20.90%	(12.36%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 900	$ 986	$ 592	$ 688	$ 672
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.99%	0.99%	1.00%	1.00%	0.98%
Expenses excluding waivers/reimbursements and expense reductions	1.02%	1.03%	1.00%	1.00%	0.98%
Net investment income (loss)	2.04%	1.91%	1.85%	1.59%	2.29%
Portfolio turnover rate	67%	77%	103%	122%	125%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS B	2007	2006	2005	2004	2003

Net asset value, beginning of period	$8.90	$8.30	$8.20	$ 6.91	$ 8.06

Income from investment operations
Net investment income (loss)	0.12[1]	0.11[1]	0.09[1]	0.07[1]	0.11[1]
Net realized and unrealized gains or losses on investments	0.42	0.59	0.12	1.31	(1.16)

Total from investment operations	0.54	0.70	0.21	1.38	(1.05)

Distributions to shareholders from
Net investment income	(0.09)	(0.10)	(0.11)	(0.09)	(0.10)

Net asset value, end of period	$9.35	$8.90	$8.30	$ 8.20	$ 6.91

Total return[2]	6.12%	8.45%	2.55%	20.06%	(13.03%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 104	$ 190	$ 77	$ 98	$ 92
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.69%	1.69%	1.70%	1.70%	1.73%
Expenses excluding waivers/reimbursements and expense reductions	1.72%	1.73%	1.70%	1.70%	1.73%
Net investment income (loss)	1.34%	1.22%	1.15%	0.89%	1.54%
Portfolio turnover rate	67%	77%	103%	122%	125%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS C	2007	2006	2005	2004	2003

Net asset value, beginning of period	$8.90	$8.32	$8.21	$ 6.93	$ 8.08

Income from investment operations
Net investment income (loss)	0.12	0.11	0.09	0.06[1]	0.11[1]
Net realized and unrealized gains or losses on investments	0.42	0.57	0.13	1.32	(1.16)

Total from investment operations	0.54	0.68	0.22	1.38	(1.05)

Distributions to shareholders from
Net investment income	(0.09)	(0.10)	(0.11)	(0.10)	(0.10)

Net asset value, end of period	$9.35	$8.90	$8.32	$ 8.21	$ 6.93

Total return[2]	6.16%	8.26%	2.70%	19.91%	(12.98%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 72	$ 85	$ 16	$ 16	$ 11
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.69%	1.69%	1.70%	1.70%	1.73%
Expenses excluding waivers/reimbursements and expense reductions	1.72%	1.73%	1.70%	1.70%	1.73%
Net investment income (loss)	1.34%	1.22%	1.16%	0.83%	1.54%
Portfolio turnover rate	67%	77%	103%	122%	125%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended March 31,

CLASS I	2007	2006	2005	2004	2003

Net asset value, beginning of period	$8.87	$8.27	$8.16	$ 6.89	$ 8.03

Income from investment operations
Net investment income (loss)	0.21	0.19	0.16	0.15	0.18[1]
Net realized and unrealized gains or losses on investments	0.42	0.59	0.14	1.29	(1.15)

Total from investment operations	0.63	0.78	0.30	1.44	(0.97)

Distributions to shareholders from
Net investment income	(0.19)	(0.18)	(0.19)	(0.17)	(0.17)

Net asset value, end of period	$9.31	$8.87	$8.27	$ 8.16	$ 6.89

Total return	7.15%	9.47%	3.74%	21.03%	(12.07%)

Ratios and supplemental data
Net assets, end of period (millions)	$ 204	$ 267	$ 136	$ 216	$ 188
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.69%	0.69%	0.70%	0.70%	0.73%
Expenses excluding waivers/reimbursements and expense reductions	0.72%	0.73%	0.70%	0.70%	0.73%
Net investment income (loss)	2.33%	2.21%	2.13%	1.91%	2.61%
Portfolio turnover rate	67%	77%	103%	122%	125%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2007

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.4%
FIXED-RATE 1.9%
FNMA:
4.87%, 05/01/2013	$ 2,433,837	$ 2,406,756
5.56%, 12/01/2011	1,812,684	1,838,727
5.64%, 12/01/2016	1,395,729	1,444,008
5.66%, 11/01/2016	996,149	1,033,414
5.78%, 07/01/2012	1,561,717	1,601,252
6.09%, 02/01/2012	1,654,355	1,717,601
6.13%, 09/01/2008	1,524,677	1,531,301
6.19%, 07/01/2011	2,846,825	2,951,825
6.35%, 05/01/2011	1,874,777	1,890,958
6.40%, 06/01/2009	4,029,643	4,102,026
6.79%, 07/01/2009	2,046,757	2,098,334
6.91%, 07/01/2009	1,844,273	1,894,557

		24,510,759

FLOATING-RATE 0.5%
FNMA:
6.08%, 08/01/2016	4,896,187	5,230,450
7.25%, 12/01/2010	1,423,990	1,514,613

		6,745,063

Total Agency Commercial Mortgage-Backed Securities
(cost $32,360,786)		31,255,822

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 4.0%
FIXED-RATE 4.0%
FHLMC:
Ser. 2594, Class QE, 5.00%, 08/15/2031	4,545,000	4,433,378
Ser. 2633, Class PC, 4.50%, 07/15/2015	3,470,000	3,427,156
Ser. 2647, Class PC, 5.00%, 11/15/2031	3,910,000	3,817,009
Ser. 2656, Class BG, 5.00%, 10/15/2032	4,345,000	4,248,241
Ser. 2695, Class BG, 4.50%, 04/15/2032	950,000	903,809
Ser. 2773, Class EB, 4.50%, 08/15/2013	3,115,000	3,092,461
Ser. 2979, Class QB, 4.50%, 03/15/2018	2,067,000	2,023,309
Ser. 3059, Class CD, 5.00%, 04/15/2031	6,186,000	6,058,574
Ser. 3079, Class MD, 5.00%, 03/15/2034	3,920,000	3,767,943
FNMA:
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	4,140,044	4,217,953
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	5,600,000	5,471,379
Ser. 2004-60, Class PA, 5.50%, 04/25/2034	3,416,687	3,428,352
Ser. 2005-38, Class QJ, 5.50%, 03/25/2033	6,625,716	6,635,430

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $51,204,563)		51,524,994

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 4.0%
FIXED-RATE 3.1%
FHLMC:
4.50%, 04/01/2035	$ 2,195,151	$ 2,065,077
5.00%, 04/01/2021	967,968	955,320
5.50%, 08/01/2035	3,161,603	3,132,653
6.50%, 06/01/2029 – 07/01/2031	48,063	49,562
FNMA:
5.00%, 12/01/2019 – 01/01/2021	9,394,936	9,292,287
5.50%, 10/01/2035	4,796,649	4,752,873
6.50%, 04/01/2017	905,095	927,496
7.00%, 05/01/2032 – 06/01/2032	2,107,612	2,196,955
7.50%, 12/01/2030 – 10/01/2031	1,375,863	1,441,419
9.00%, 08/01/2014	529,102	570,001
FNMA 15 year:
5.00%, TBA #	2,720,000	2,682,600
5.50%, TBA #	6,610,000	6,626,525
FNMA 30 year, 6.00%, TBA #	5,290,000	5,329,675
GNMA, 5.50%, 09/20/2029	266,748	269,754

		40,292,197

FLOATING-RATE 0.9%
FHLMC:
5.78%, 05/01/2036	3,314,065	3,341,588
5.81%, 10/01/2036 ##	2,084,991	2,107,489
FNMA, 5.75%, 10/01/2036	4,779,646	4,830,852
GNMA, 5.50%, 07/20/2030	701,386	710,660

		10,990,589

Total Agency Mortgage-Backed Pass Through Securities
(cost $51,047,794)		51,282,786

ASSET-BACKED SECURITIES 1.3%
Deutsche Alt-A Securities, Inc. Mtge. Trust, Ser. 2005-3, Class 4A5, 5.25%,
06/25/2035	2,980,000	2,952,440
Lehman XS Trust:
Ser. 2005-1, Class 3A3A, 5.11%, 07/25/2035	2,350,000	2,214,439
Ser. 2005-6, Class 3A2B, 5.42%, 11/25/2035	3,795,000	3,764,754
Ser. 2006-5, Class 2A4A, 5.89%, 04/25/2036	1,500,000	1,513,010
Long Beach Asset Holdings Corp., Ser. 2006-2, Class N2, 7.63%,
04/25/2046 144A	1,000,000	983,580
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	2,560,000	2,493,334
Nomura Asset Acceptance Corp., Ser. 2006-AF2, Class 1A4, 6.43%,
07/25/2036	1,300,000	1,317,887
Telos CLO, Ltd., FRN, Ser. 2006-1A, Class E, 9.63%, 10/11/2021 144A	1,000,000	1,005,600

Total Asset-Backed Securities (cost $16,335,600)		16,245,044

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.5%
FIXED-RATE 3.2%
Citigroup/Deutsche Bank Comml. Mtge. Trust, Ser. 2006-CD3, Class A5, 5.62%,
10/15/2048	$ 110,000	$ 111,812
Commercial Mtge. Pass-Through Cert.:
Ser. 2004-LB2A, Class A1, 2.96%, 03/10/2039	1,145,580	1,123,750
Ser. 2004-LB4, Class A2, 4.05%, 10/15/2037	4,210,000	4,111,299
Ser. 2006-4, Class A3, 5.17%, 12/12/2049	5,720,000	5,627,668
Ser. 2006-C8, Class A4, 5.31%, 12/10/2046	5,310,000	5,277,282
Credit Suisse First Boston Comml. Mtge. Pass-Through Cert., Ser. 2003-C3,
Class A5, 3.94%, 05/15/2038	6,980,000	6,529,853
GS Mtge. Securities Corp., Ser. 2007-NIM1, Class N2, 8.00%, 08/25/2046
144A	2,000,000	1,990,240
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2007-CB18, Class A4,
5.44%, 06/12/2047	3,155,000	3,168,300
LB-UBS Comml. Mtge. Trust, Ser. 2004-C7, Class A6, 4.79%, 10/15/2029	5,800,000	5,634,407
Merrill Lynch Mtge. Trust, Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	2,335,000	2,333,046
Structured Adjustable Rate Mtge. Loan Pass-Through Cert., Ser. 2005-9, Class B8,
6.82%, 05/25/2035	1,835,317	1,785,708
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C11, Class A, 5.22%,
01/15/2041	4,070,000	4,052,431

		41,745,796

FLOATING-RATE 0.3%
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A4, 5.23%,
07/15/2041	3,611,000	3,623,469

Total Commercial Mortgage-Backed Securities (cost $45,039,363)		45,369,265

CORPORATE BONDS 4.7%
CONSUMER DISCRETIONARY 0.6%
Auto Components 0.0%
Goodyear Tire & Rubber Co., 11.00%, 03/01/2011	25,000	27,594
Metaldyne Corp., 11.00%, 06/15/2012	40,000	38,098

		65,692

Automobiles 0.1%
DaimlerChrysler Holdings Co., 4.875%, 06/15/2010	640,000	633,969

Diversified Consumer Services 0.0%
Service Corporation International, 7.00%, 06/15/2017	175,000	177,187

Hotels, Restaurants & Leisure 0.0%
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	140,000	137,900
MGM MIRAGE, Inc., 5.875%, 02/27/2014	100,000	93,500
Seneca Gaming Corp., 7.25%, 05/01/2012	250,000	252,813
Trump Entertainment Resorts Holdings, LP, 8.50%, 06/01/2015	61,820	62,747

		546,960

Household Durables 0.0%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	50,000	45,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media 0.3%
CSC Holdings, Inc., 7.625%, 04/01/2011	$ 130,000	$ 133,900
Lamar Media Corp., 6.625%, 08/15/2015	125,000	122,500
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	150,000	154,125
Mediacom Communications Corp., 9.50%, 01/15/2013	250,000	258,437
R.H. Donnelley Corp., 10.875%, 12/15/2012	250,000	271,250
Time Warner, Inc., 7.625%, 04/15/2031	2,650,000	2,986,823
XM Satellite Radio Holdings, Inc., 9.75%, 05/01/2014	20,000	20,275
Young Broadcasting, Inc., 8.75%, 01/15/2014	62,000	58,125

		4,005,435

Multi-line Retail 0.2%
May Department Stores Co., 6.90%, 01/15/2032	1,833,000	1,846,874
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	100,000	110,000

		1,956,874

Specialty Retail 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013	250,000	261,875
Payless ShoeSource, Inc., 8.25%, 08/01/2013	100,000	105,000

		366,875

Textiles, Apparel & Luxury Goods 0.0%
Levi Strauss & Co., 9.75%, 01/15/2015	125,000	137,813
Oxford Industries, Inc., 8.875%, 06/01/2011	100,000	104,000
Warnaco Group, Inc., 8.875%, 06/15/2013	125,000	133,281

		375,094

CONSUMER STAPLES 0.6%
Beverages 0.3%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 G	7,930,000	3,737,877

Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	250,000	258,125
Ingles Markets, Inc., 8.875%, 12/01/2011	250,000	261,250
Rite Aid Corp., 8.125%, 05/01/2010	250,000	258,125
SUPERVALU, Inc., 7.50%, 11/15/2014	200,000	209,500

		987,000

Food Products 0.2%
Del Monte Foods Co., 8.625%, 12/15/2012	250,000	261,250
General Mills, Inc., 6.00%, 02/15/2012	2,000,000	2,070,872

		2,332,122

Household Products 0.0%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	250,000	245,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY 0.3%
Energy Equipment & Services 0.1%
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	$ 250,000	$ 237,813
Offshore Logistics, Inc., 6.125%, 06/15/2013	250,000	239,375
PHI, Inc., 7.125%, 04/15/2013	100,000	96,000

		573,188

Oil, Gas & Consumable Fuels 0.2%
Chesapeake Energy Corp., 6.875%, 01/15/2016	125,000	127,187
El Paso Production Holdings Co., 7.75%, 06/01/2013	125,000	131,250
Exco Resources, Inc., 7.25%, 01/15/2011	125,000	125,938
Ferrellgas Partners, LP, 6.75%, 05/01/2014	250,000	246,250
Forest Oil Corp., 7.75%, 05/01/2014	250,000	255,000
Frontier Oil Corp., 6.625%, 10/01/2011	125,000	125,313
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	1,000,000	1,092,362
Peabody Energy Corp., 6.875%, 03/15/2013	170,000	173,825
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	160,000	161,600
Targa Resources, Inc., 8.50%, 11/01/2013 144A	250,000	256,250
Tesoro Corp., Ser. B, 6.625%, 11/01/2015	125,000	127,187
Williams Cos., 7.125%, 09/01/2011	125,000	131,562
Williams Partners, LP, 7.25%, 02/01/2017 144A	150,000	159,375

		3,113,099

FINANCIALS 2.1%
Capital Markets 1.0%
Bank of New York Co., 7.30%, 12/01/2009	3,675,000	3,870,517
Goldman Sachs Group, Inc., 6.875%, 01/15/2011	2,075,000	2,195,528
Legg Mason, Inc., 6.75%, 07/02/2008	3,500,000	3,551,818
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009	2,650,000	2,600,204

		12,218,067

Commercial Banks 0.2%
U.S. Bancorp, 6.375%, 08/01/2011	2,000,000	2,096,196

Consumer Finance 0.8%
American General Finance Corp., 3.875%, 10/01/2009	1,700,000	1,651,020
Ford Motor Credit Co., 5.70%, 01/15/2010	250,000	239,468
General Electric Capital Corp., 6.125%, 02/22/2011	1,635,000	1,695,896
General Motors Acceptance Corp.:
5.625%, 05/15/2009	150,000	147,350
6.875%, 09/15/2011	70,000	70,134
HSBC Finance Corp.:
4.75%, 05/15/2009	1,500,000	1,487,835
5.70%, 06/01/2011	2,000,000	2,032,364
NXP Funding, LLC, 7.875%, 10/15/2014 144A	150,000	155,625
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	250,000	236,562
Sprint Capital Corp., 6.875%, 11/15/2028	2,855,000	2,851,203

		10,567,457

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 0.1%
Arch Western Finance, LLC, 6.75%, 07/01/2013	$ 125,000	$ 123,594
Bank of America Corp., 5.30%, 03/15/2017	1,400,000	1,379,570

		1,503,164

Insurance 0.0%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	250,000	271,250

Real Estate Investment Trusts 0.0%
Omega Healthcare Investors, Inc., 7.00%, 01/15/2016	50,000	50,750
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	200,000	199,000

		249,750

HEALTH CARE 0.1%
Health Care Providers & Services 0.1%
Community Health Systems, Inc., 6.50%, 12/15/2012	25,000	25,875
HCA, Inc., 9.25%, 11/15/2016 144A	240,000	259,500
Omnicare, Inc., 6.125%, 06/01/2013	250,000	245,000
Sun Healthcare Group, 9.125%, 04/15/2015 144A #	25,000	25,750
Triad Hospitals, Inc., 7.00%, 11/15/2013	200,000	209,750

		765,875

INDUSTRIALS 0.3%
Aerospace & Defense 0.0%
Hawker Beechcraft Acquisition Co.:
8.50%, 04/01/2015 144A	15,000	15,619
9.75%, 04/01/2017 144A	10,000	10,475

		26,094

Commercial Services & Supplies 0.1%
Adesa, Inc., 7.625%, 06/15/2012	100,000	106,250
Allied Waste North America, Inc., 6.375%, 04/15/2011	100,000	100,250
Corrections Corporation of America, 6.25%, 03/15/2013	250,000	251,250
Geo Group, Inc., 8.25%, 07/15/2013	155,000	162,362

		620,112

Machinery 0.0%
Manitowoc Co., 7.125%, 11/01/2013 (h)	75,000	76,875
Terex Corp., 7.375%, 01/15/2014	150,000	155,250

		232,125

Road & Rail 0.2%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A	250,000	256,250
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	2,500,000	2,562,462

		2,818,712

Trading Companies & Distributors 0.0%
Ashtead Group plc, 9.00%, 08/15/2016 144A	94,000	100,580
United Rentals, Inc., 6.50%, 02/15/2012	125,000	125,313

		225,893

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 0.1%
IT Services 0.1%
Iron Mountain, Inc., 8.625%, 04/01/2013	$ 100,000	$ 103,400
SunGard Data Systems, Inc., 4.875%, 01/15/2014	250,000	230,000
Unisys Corp., 8.00%, 10/15/2012	200,000	201,500

		534,900

Semiconductors & Semiconductor Equipment 0.0%
Freescale Semiconductor, Inc., Class A, 8.875%, 12/15/2014 144A	100,000	100,625

MATERIALS 0.1%
Chemicals 0.1%
Equistar Chemicals, LP, 10.625%, 05/01/2011	100,000	106,000
Lyondell Chemical Co., 10.50%, 06/01/2013	100,000	110,000
Macdermid, Inc., 9.50%, 04/15/2017 144A #	50,000	51,500
Millenium America, Inc., 7.625%, 11/15/2026	25,000	24,812
Momentive Performance Materials, Inc., 9.75%, 12/01/2014 144A	65,000	67,275
Tronox Worldwide, LLC, 9.50%, 12/01/2012	250,000	266,250
Westlake Chemical Corp., 6.625%, 01/15/2016	70,000	68,600

		694,437

Construction Materials 0.0%
CPG International, Inc., 10.50%, 07/01/2013	70,000	73,850

Containers & Packaging 0.0%
Crown Americas, Inc., 7.75%, 11/15/2015	125,000	130,625
Exopack Holding Corp., 11.25%, 02/01/2014	30,000	32,250
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	125,000	124,375

		287,250

Metals & Mining 0.0%
Freeport-McMoran Copper & Gold, Inc.:
8.25%, 04/01/2015	70,000	75,513
8.375%, 04/01/2017	75,000	81,281

		156,794

Paper & Forest Products 0.0%
Boise Cascade, LLC, 7.125%, 10/15/2014	100,000	99,500
Bowater, Inc., 6.50%, 06/15/2013	60,000	54,450
Buckeye Technologies, Inc., 8.50%, 10/01/2013	100,000	105,000
Verso Paper Holdings, LLC, 9.125%, 08/01/2014 144A	100,000	104,500

		363,450

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
Citizens Communications Co., 7.875%, 01/15/2027 144A	250,000	256,875
Embarq Corp., 7.08%, 06/01/2016	250,000	255,313
Level 3 Communications, Inc., 6.375%, 10/15/2015	125,000	124,531
Qwest Communications International, Inc., 7.875%, 09/01/2011	100,000	106,750

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
SBC Communications, Inc., 5.875%, 02/01/2012	$ 2,750,000	$ 2,825,254
Verizon Communications, Inc., 5.875%, 01/17/2012	1,750,000	1,790,105

		5,358,828

Wireless Telecommunication Services 0.0%
Rural Cellular Corp., 8.25%, 03/15/2012	250,000	262,500

UTILITIES 0.1%
Electric Utilities 0.1%
Aquila, Inc., 14.875%, 07/01/2012	150,000	196,125
Mirant North America, LLC, 7.375%, 12/31/2013	100,000	103,000
Mission Energy Holding Co., 13.50%, 07/15/2008	10,000	10,950
NRG Energy, Inc., 7.25%, 02/01/2014	250,000	256,875
Reliant Energy, Inc., 6.75%, 12/15/2014	100,000	106,125

		673,075

Gas Utilities 0.0%
SEMCO Energy, Inc., 7.75%, 05/15/2013	150,000	154,384

Independent Power Producers & Energy Traders 0.0%
AES Corp., 7.75%, 03/01/2014	125,000	131,875
Dynegy, Inc., 8.375%, 05/01/2016	125,000	130,625
Tenaska, Inc., 7.00%, 06/30/2021 144A	240,296	243,028

		505,528

Total Corporate Bonds (cost $57,626,902)		59,921,688

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) 1.8%
CONSUMER DISCRETIONARY 0.2%
Media 0.0%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	150,000	218,673

Multi-line Retail 0.2%
Marks & Spencer Group plc, 5.625%, 03/24/2014 GBP	1,000,000	1,909,389

CONSUMER STAPLES 0.2%
Beverages 0.1%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	300,000	623,172

Food & Staples Retailing 0.0%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	400,000	561,408

Tobacco 0.1%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	500,000	972,100

FINANCIALS 1.2%
Capital Markets 0.1%
Morgan Stanley, 5.375%, 11/14/2013 GBP	595,000	1,138,781

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN
CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks 0.6%
Bank Nederlandse Gemeenten NV:
5.50%, 09/22/2015 AUD	3,000,000	$ 2,291,429
6.50%, 10/05/2007 NZD	2,450,000	1,735,939
Kreditanstalt für Wiederaufbau, 4.95%, 10/14/2014 CAD	1,810,000	1,632,933
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	2,630,000	2,049,045

		7,709,346

Diversified Financial Services 0.0%
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	400,000	580,961

Thrifts & Mortgage Finance 0.5%
Nykredit, 5.00%, 10/01/2035 DKK	19,466,600	3,479,236
Realkredit Danmark AS, 4.00%, 10/01/2035 DKK	9,547,372	1,576,576
Totalkredit, FRN, 4.39%, 01/01/2015 DKK	7,966,876	1,457,870

		6,513,682

INDUSTRIALS 0.1%
Road & Rail 0.1%
Network Rail Infrastructure, Ltd., 4.50%, 03/14/2008 GBP	500,000	974,187

MATERIALS 0.0%
Containers & Packaging 0.0%
Owens Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	400,000	547,017

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
France Telecom, FRN, 7.50%, 03/14/2011 GBP	500,000	1,041,919

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $21,574,438)		22,790,635

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 2.2%
Australia, 7.50%, 09/15/2009 AUD	2,000,000	1,668,216
Canada:
4.40%, 03/08/2016 CAD	1,325,000	1,154,110
4.60%, 09/15/2011 CAD	2,950,000	2,607,345
5.00%, 06/01/2014 CAD	2,849,000	2,613,805
Hong Kong, 4.23%, 03/21/2011 HKD	13,900,000	1,798,499
Korea:
4.75%, 06/10/2009 KRW	636,000,000	675,471
5.25%, 09/10/2015 KRW	1,020,000,000	1,110,141
Mexico, 10.00%, 12/05/2024 MXN	15,000,000	1,672,581
New Zealand, 6.00%, 07/15/2008 NZD	1,660,000	1,170,363
Norway, 4.25%, 05/19/2017 NOK	20,000,000	3,214,533
Singapore, 3.625%, 07/01/2014 SGD	2,500,000	1,734,871

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
Sweden:
3.00%, 07/12/2016 SEK	25,500,000	$ 3,394,056
5.50%, 10/08/2012 SEK	16,000,000	2,464,207
United Kingdom, 1.25%, 11/22/2017 GBP	1,270,044	2,383,123

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $26,936,650)		27,661,321

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds:
6.00%, 02/15/2026 (p)	$ 8,525,000	9,637,913
7.25%, 08/15/2022 (p)	2,900,000	3,627,946
U.S. Treasury Notes:
2.00%, 01/15/2016	846,301	833,508
3.375%, 11/15/2008 (p)	3,930,000	3,849,867
4.875%, 08/15/2016	680,000	690,997

Total U.S. Treasury Obligations (cost $18,611,658)		18,640,231

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 0.3%
FIXED-RATE 0.3%
Harborview Net Interest Margin Corp.:
Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A	1,341,006	1,343,259
Ser. 2006-14, Class N1, 6.41%, 12/19/2036 144A	906,255	905,693
Sharps LLC, Net Interest Margin Trust, Ser. 2006-0A1N, Class N1, 7.00%,
02/25/2047 144A	1,394,936	1,393,541

Total Whole Loan Mortgage-Backed Collateralized Mortgage
Obligations (cost $3,643,107)		3,642,493

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.2%
FIXED-RATE 0.3%
Washington Mutual, Inc., Ser. 2005-AR3, Class A1, 4.64%, 03/25/2035	3,455,008	3,402,246

FLOATING-RATE 0.9%
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.85%,
06/25/2036	4,484,707	4,522,637
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046
144A	1,410,399	1,415,688
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%,
07/25/2036	5,703,583	5,715,939

		11,654,264

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $14,957,680)		15,056,510

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.8%
FIXED-RATE 0.6%
Banc of America Mtge. Securities, Inc.:
Ser. 2003-7, Class B-5, 4.75%, 09/25/2018	$ 123,841	$ 104,748
Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	3,255,000	3,218,634
Cendant Mtge. Corp., Ser. 2005, Class B-4, 5.45%, 02/18/2035	180,934	155,813
Chase Mtge. Fin. Corp., Ser. 2003-S12:
Class B-3, 4.89%, 12/25/2018	250,030	230,177
Class B-4, 4.89%, 12/26/2018	125,015	101,123
Class B-5, 4.89%, 12/25/2018	250,634	135,102
DSLA Net Interest Margin Corp., Ser. 2006-1, Class N2, 7.87%, 04/20/2046
144A	260,000	260,281
Harborview Net Interest Margin Corp., Ser. 2006-7A, Class N2, 8.35%,
09/19/2036 144A	1,000,000	1,000,730
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B4, 5.90%, 05/25/2036
144A	262,292	202,340
Merrill Lynch Mtge. Investors, Inc., Ser. 2003-A2, Class 2B2, 5.16%,
03/25/2033	660,715	610,837
PHH Mortgage Capital LLC Mtge. Pass Through Certs.:
Ser. 2005-4, Class B4, 5.61%, 07/18/2035	268,114	230,329
Ser. 2005-5, Class B4, 5.55%, 08/18/2035	333,360	283,613
Residential Funding Securities Corp., Ser. 2003-RM2, Class B3-2, 6.00%,
05/25/2033	356,562	317,076
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-16, Class B4, 5.00%,
11/25/2036	1,495,762	1,263,979

		8,114,782

FLOATING-RATE 0.2%
Banc of America Mtge. Securities, Inc., Ser. 2002-E, Class B-4, 7.39%,
06/20/2031	233,040	228,995
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class B4, 5.33%, 11/19/2034	841,877	811,190
Ser. 2006-12, Class N2, 8.35%, 12/19/2036 144A	1,600,000	1,598,608

		2,638,793

Total Whole Loan Subordinate Collateralized Mortgage Obligations
(cost $10,734,318)		10,753,575

YANKEE OBLIGATIONS - CORPORATE 0.6%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
National Cable plc, 9.125%, 08/15/2016	100,000	106,000
Rogers Cable, Inc., 5.50%, 03/15/2014	250,000	244,688

		350,688

ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
OPTI Canada, Inc., 8.25%, 12/15/2014 144A	115,000	120,175

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
FINANCIALS 0.2%
Diversified Financial Services 0.2%
HBOS Treasury Services plc, 5.25%, 09/19/2011	$ 870,000	$ 878,814
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	1,000,000	815,980
Preferred Term Securities XIII, Ltd., 10.00%, 03/24/2034 (h)	1,000,000	835,700

		2,530,494

MATERIALS 0.2%
Chemicals 0.0%
NOVA Chemicals Corp., 6.50%, 01/15/2012	250,000	239,375

Metals & Mining 0.2%
Alcan, Inc., 6.125%, 12/15/2033	2,500,000	2,438,802
Novelis, Inc. FRN, 7.25%, 02/15/2015	100,000	106,250

		2,545,052

Paper & Forest Products 0.0%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015	40,000	37,800

TELECOMMUNICATION SERVICES 0.1%
Wireless Telecommunication Services 0.1%
Intelsat, Ltd., 9.25%, 06/15/2016 144A	125,000	139,062
Vodafone Group plc, 5.625%, 02/27/2017	1,400,000	1,390,486

		1,529,548

Total Yankee Obligations - Corporate (cost $7,286,839)		7,353,132

	Shares	Value

COMMON STOCKS 70.7%
CONSUMER DISCRETIONARY 6.5%
Diversified Consumer Services 1.8%
Apollo Group, Inc., Class A *	535,494	23,508,187

Internet & Catalog Retail 1.2%
Amazon.com, Inc. * (p)	385,088	15,322,651

Media 2.1%
News Corp., Class A	312,775	7,231,358
Omnicom Group, Inc	128,438	13,149,482
Time Warner, Inc	326,972	6,447,888

		26,828,728

Multi-line Retail 0.7%
J.C. Penney Co., Inc	107,854	8,861,285

Specialty Retail 0.7%
Best Buy Co., Inc	185,146	9,020,313

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 8.3%
Beverages 1.6%
Diageo plc	468,505	$ 9,496,754
Diageo plc, ADR	42,883	3,471,379
PepsiCo, Inc	115,273	7,326,752

		20,294,885

Food & Staples Retailing 3.3%
CVS Corp	399,010	13,622,189
Wal-Mart Stores, Inc	437,477	20,539,545
Whole Foods Market, Inc. (p)	178,904	8,023,844

		42,185,578

Household Products 1.9%
Procter & Gamble Co	391,638	24,735,856

Tobacco 1.5%
Altria Group, Inc	209,616	18,406,381

ENERGY 6.2%
Energy Equipment & Services 1.1%
Schlumberger, Ltd. (p)	208,894	14,434,576

Oil, Gas & Consumable Fuels 5.1%
Apache Corp	141,304	9,990,193
BP plc, ADR	150,303	9,732,119
ConocoPhillips	137,217	9,378,782
Exxon Mobil Corp	476,767	35,972,070

		65,073,164

FINANCIALS 15.3%
Capital Markets 4.0%
Goldman Sachs Group, Inc	49,207	10,167,642
Legg Mason, Inc. (p)	156,123	14,708,348
Merrill Lynch & Co., Inc	81,930	6,691,223
Morgan Stanley	92,209	7,262,381
State Street Corp	103,936	6,729,856
T. Rowe Price Group, Inc	112,134	5,291,604

		50,851,054

Commercial Banks 2.0%
U.S. Bancorp (p)	324,736	11,356,018
Wells Fargo & Co	424,786	14,625,382

		25,981,400

Consumer Finance 1.1%
American Express Co	158,069	8,915,091
Capital One Financial Corp	74,606	5,629,769

		14,544,860

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 6.0%
Bank of America Corp	513,785	$ 26,213,311
Citigroup, Inc	658,892	33,827,515
JPMorgan Chase & Co	345,658	16,722,934

		76,763,760

Insurance 2.2%
American International Group, Inc	151,611	10,191,291
Hartford Financial Services Group, Inc	94,998	9,079,909
Prudential Financial, Inc	89,592	8,086,574

		27,357,774

HEALTH CARE 10.7%
Biotechnology 1.6%
Amgen, Inc. *	160,568	8,972,540
Biogen Idec, Inc. *	258,684	11,480,396

		20,452,936

Health Care Equipment & Supplies 2.7%
Baxter International, Inc	230,790	12,155,709
Medtronic, Inc	181,156	8,887,513
St. Jude Medical, Inc. *	171,804	6,461,549
Zimmer Holdings, Inc. *	80,566	6,881,142

		34,385,913

Health Care Providers & Services 0.8%
Aetna, Inc	32,440	1,420,548
WellPoint, Inc. *	112,262	9,104,448

		10,524,996

Pharmaceuticals 5.6%
Abbott Laboratories	192,898	10,763,708
Bristol-Myers Co	574,344	15,943,789
Johnson & Johnson	185,449	11,175,157
Novartis AG, ADR	95,295	5,205,966
Pfizer, Inc	722,172	18,242,065
Wyeth	207,533	10,382,876

		71,713,561

INDUSTRIALS 5.6%
Aerospace & Defense 1.2%
Lockheed Martin Corp	111,671	10,834,320
United Technologies Corp	78,238	5,085,470

		15,919,790

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Air Freight & Logistics 0.7%
Expeditors International of Washington, Inc	37,697	$ 1,557,640
United Parcel Service, Inc., Class B	113,842	7,980,324

		9,537,964

Commercial Services & Supplies 0.4%
Cintas Corp	127,005	4,584,881

Industrial Conglomerates 2.3%
General Electric Co	836,185	29,567,502

Machinery 1.0%
Pall Corp	329,728	12,529,664

INFORMATION TECHNOLOGY 14.1%
Communications Equipment 4.1%
Cisco Systems, Inc. *	838,303	21,401,876
QUALCOMM, Inc	718,846	30,665,970

		52,067,846

Computers & Peripherals 1.3%
Dell, Inc. *	708,685	16,448,579

Internet Software & Services 2.1%
eBay, Inc. *	301,700	10,001,355
Google, Inc., Class A * (p)	36,800	16,860,288

		26,861,643

IT Services 1.5%
Accenture, Ltd., Class A	249,350	9,609,949
Automatic Data Processing, Inc	185,572	8,981,685

		18,591,634

Semiconductors & Semiconductor Equipment 2.4%
Altera Corp. *	508,886	10,172,631
Intel Corp	602,369	11,523,319
Texas Instruments, Inc	306,401	9,222,670

		30,918,620

Software 2.7%
Microsoft Corp	542,126	15,109,051
Oracle Corp. *	1,095,806	19,866,963

		34,976,014

MATERIALS 1.1%
Chemicals 0.7%
Air Products & Chemicals, Inc	122,989	9,096,266

Paper & Forest Products 0.4%
Weyerhaeuser Co	64,858	4,847,487

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.2%
AT&T, Inc	245,980	$ 9,698,992
Verizon Communications, Inc	160,535	6,087,487

		15,786,479

Wireless Telecommunication Services 0.7%
Sprint Nextel Corp. (p)	432,763	8,205,186

UTILITIES 1.0%
Electric Utilities 1.0%
DPL, Inc	187,687	5,835,189
Exelon Corp	90,581	6,223,820

		12,059,009

Total Common Stocks (cost $682,926,834)		903,246,422

MUTUAL FUND SHARES 0.5%
MFS Government Markets Income Trust	128,400	858,996
MFS Intermediate Income Trust	238,325	1,487,148
Putnam Master Intermediate Income Trust	209,500	1,374,320
Putnam Premier Income Trust	293,700	1,935,483
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	113,700	1,350,756

Total Mutual Fund Shares (cost $6,629,133)		7,006,703

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 7.7%
CORPORATE BONDS 0.3%
Capital Markets 0.2%
Morgan Stanley, FRN, 5.62%, 01/11/2008	$ 2,002,140	2,001,699

Diversified Financial Services 0.1%
Bank of America Corp., FRN, 5.49%, 02/08/2008	2,000,000	1,999,946

	Shares	Value

MUTUAL FUND SHARES 0.0%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	383,158	383,158

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 7.4%
Bank of America Securities LLC, 5.48%, dated 3/30/2007, maturing 4/2/2007,
maturity value $19,008,677	$ 19,000,000	19,000,000
Barclays Capital, Inc., 5.49%, dated 3/30/2007, maturing 4/2/2007, maturity
value $4,001,830	4,000,000	4,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ continued
BNP Paribas Securities, 5.49%, dated 3/30/2007, maturing 4/2/2007, maturity
value $7,003,203	$7,000,000	$ 7,000,000
Cantor Fitzgerald & Co., 5.48%, dated 3/30/2007, maturing 4/2/2007, maturity
value $5,002,283	5,000,000	5,000,000
Countrywide Securities Corp., 5.47%, dated 3/30/2007, maturing 4/2/2007,
maturity value $2,000,912	2,000,000	2,000,000
Credit Suisse First Boston LLC, 5.48%, dated 3/30/2007, maturing 4/2/2007,
maturity value $8,003,653	8,000,000	8,000,000
Deutsche Bank Securities, Inc., 5.49%, dated 3/30/2007, maturing 4/2/2007,
maturity value $11,005,033	11,000,000	11,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.49%, dated 3/30/2007,
maturing 4/2/2007, maturity value $19,008,693	19,000,000	19,000,000
JPMorgan Securities, Inc., 5.47%, dated 3/30/2007, maturing 4/2/2007,
maturity value $4,001,823	4,000,000	4,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.48%, dated 3/30/2007, maturing
4/2/2007, maturity value $10,004,567	10,000,000	10,000,000
Nomura Securities International, Inc., 5.49%, dated 3/30/2007, maturing
4/2/2007, maturity value $5,002,288	5,000,000	5,000,000

		94,000,000

Total Investments of Cash Collateral from Securities Loaned
(cost $98,384,803)		98,384,803

	Shares	Value

SHORT-TERM INVESTMENTS 1.0%
MUTUAL FUND SHARES 1.0%
Evergreen Institutional U.S. Government Money Market Fund, Class I,
5.03% q ø ## (cost $13,237,261)	13,237,261	13,237,261

Total Investments (cost $1,158,537,729) 108.2%		1,383,372,685
Other Assets and Liabilities (8.2%)		(104,623,727)

Net Assets 100.0%		$ 1,278,748,958

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
G	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
(p)	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 433 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007

Summary of Abbreviations
ADR	American Depository Receipt	GNMA	Government National Mortgage Association
AUD	Australian Dollar	HKD	Hong Kong Dollar
CAD	Canadian Dollar	KRW	Republic of Korea Won
CLO	Collateralized Loan Obligation	MASTR	Mortgage Asset Securitization Transactions, Inc.
DKK	Danish Krone	MXN	Mexican Peso
EUR	Euro	NOK	Norwegian Krone
FHLMC	Federal Home Loan Mortgage Corp.	NZD	New Zealand Dollar
FNMA	Federal National Mortgage Association	SEK	Swedish Krona
FRN	Floating Rate Note	SGD	Singapore Dollar
GBP	Great British Pound	TBA	To Be Announced

The following table shows portfolio composition as a percent of total investments as of March 31, 2007:

Financials	18.0%
Mortgage-Backed Securities	15.0%
Information Technology	13.1%
Health Care	10.0%
Consumer Staples	8.5%
Consumer Discretionary	6.9%
Repurchase Agreements	6.8%
Energy	5.7%
Industrials	5.3%
Telecommunication Services	2.4%
Foreign Bonds-Government	2.0%
Materials	1.4%
U.S. Treasury Obligations	1.3%
Asset-Backed Securities	1.2%
Utilities	0.9%
Mutual Fund Shares	0.5%
Cash Equivalents	1.0%

100.0%

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of March 31, 2007
(unaudited):

AAA	73.0%
AA	4.3%
A	8.3%
BBB	6.9%
BB	6.4%
B	0.6%
Not Rated	0.5%

100.0%

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) by maturity as of March 31, 2007 (unaudited):

Less than 1 year	2.6%
1 to 3 year(s)	16.0%
3 to 5 years	26.3%
5 to 10 years	42.6%
10 to 20 years	7.2%
20 to 30 years	5.3%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007

Assets
Investments in securities, at value (cost $1,145,300,468) including $92,179,178 of
securities loaned	$ 1,370,135,424
Investments in affiliated money market fund, at value (cost $13,237,261)	13,237,261

Total investments	1,383,372,685
Cash	76,871
Foreign currency, at value (cost $206,134)	212,711
Receivable for securities sold	15,818,938
Principal paydown receivable	116,391
Receivable for Fund shares sold	329,178
Dividends and interest receivable	4,430,542
Receivable for securities lending income	7,600
Unrealized gains on forward foreign currency exchange contracts	154,791
Prepaid expenses and other assets	104,489

Total assets	1,404,624,196

Liabilities
Payable for securities purchased	23,988,021
Payable for Fund shares redeemed	2,556,456
Unrealized losses on forward foreign currency exchange contracts	406,968
Unrealized losses on total return swap transactions	12,621
Payable for securities on loan	98,384,803
Advisory fee payable	31,912
Distribution Plan expenses payable	28,804
Due to other related parties	71,150
Accrued expenses and other liabilities	394,503

Total liabilities	125,875,238

Net assets	$ 1,278,748,958

Net assets represented by
Paid-in capital	$ 1,096,007,368
Undistributed net investment income	1,370,367
Accumulated net realized losses on investments	(43,223,433)
Net unrealized gains on investments	224,594,656

Total net assets	$ 1,278,748,958

Net assets consists of
Class A	$ 899,612,316
Class B	103,628,543
Class C	71,957,096
Class I	203,551,003

Total net assets	$ 1,278,748,958

Shares outstanding (unlimited number of shares authorized)
Class A	96,214,570
Class B	11,084,472
Class C	7,693,925
Class I	21,854,573

Net asset value per share
Class A	$ 9.35
Class A — Offering price (based on sales charge of 5.75%)	$ 9.92
Class B	$ 9.35
Class C	$ 9.35
Class I	$ 9.31

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended March 31, 2007

Investment income
Interest (net of foreign withholding taxes of $16,276)	$ 21,293,770
Dividends (net of foreign withholding taxes of $17,287)	18,883,251
Income from affiliate	1,774,921
Securities lending	21,078

Total investment income	41,973,020

Expenses
Advisory fee	4,728,729
Distribution Plan expenses
Class A	2,809,032
Class B	1,380,221
Class C	772,961
Administrative services fee	1,379,273
Transfer agent fees	3,180,386
Trustees’ fees and expenses	19,137
Printing and postage expenses	221,049
Custodian and accounting fees	384,908
Registration and filing fees	60,078
Professional fees	54,820
Other	19,998

Total expenses	15,010,592
Less: Expense reductions	(27,175)
Fee waivers and expense reimbursements	(483,640)

Net expenses	14,499,777

Net investment income	27,473,243

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	74,632,497
Total return swap transactions	(6,385)
Foreign currency related transactions	(2,428,440)

Net realized gains on investments	72,197,672
Net change in unrealized gains or losses on investments	(10,126,762)

Net realized and unrealized gains or losses on investments	62,070,910

Net increase in net assets resulting from operations	$ 89,544,153

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31,

	2007		2006

Operations
Net investment income	$ 27,473,243		$ 27,280,009
Net realized gains on investments		72,197,672		55,259,626
Net change in unrealized gains or
losses on investments		(10,126,762)		44,228,102

Net increase in net assets resulting
from operations		89,544,153		126,767,737

Distributions to shareholders from
Net investment income
Class A		(16,348,443)		(17,979,139)
Class B		(1,331,154)		(2,788,170)
Class C		(800,868)		(1,082,211)
Class I		(4,703,494)		(5,970,942)

Total distributions to shareholders		(23,183,959)		(27,820,462)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,119,543	19,080,040	3,384,607	29,249,808
Class B	471,633	4,240,528	626,173	5,383,428
Class C	182,729	1,655,975	269,570	2,306,085
Class I	1,864,268	16,757,756	2,180,115	18,733,171

		41,734,299		55,672,492

Net asset value of shares issued in
reinvestment of distributions
Class A	1,613,664	14,480,105	1,826,495	15,951,798
Class B	138,394	1,233,098	296,509	2,577,124
Class C	79,923	715,084	110,618	965,087
Class I	429,402	3,840,826	540,414	4,700,042

		20,269,113		24,194,051

Automatic conversion of Class B
shares to Class A shares
Class A	5,532,709	49,797,284	7,744,024	67,114,747
Class B	(5,538,866)	(49,797,284)	(7,757,236)	(67,114,747)

		0		0

Payment for shares redeemed
Class A	(23,806,029)	(214,837,395)	(26,250,831)	(226,545,952)
Class B	(5,318,014)	(47,747,034)	(9,057,893)	(78,204,772)
Class C	(2,096,525)	(18,928,756)	(2,149,496)	(18,617,364)
Class I	(10,552,271)	(95,524,914)	(11,894,781)	(101,943,108)

		(377,038,099)		(425,311,196)

Net asset value of shares issued in
acquisitions
Class A	0	0	52,817,793	445,590,453
Class B	0	0	27,974,786	235,763,011
Class C	0	0	9,415,539	79,520,476
Class I	0	0	22,847,952	193,082,088

		0		953,956,028

Net increase (decrease) in
net assets resulting from
capital share transactions		(315,034,687)		608,511,375

Total increase (decrease) in net assets		(248,674,493)		707,458,650
Net assets
Beginning of period		1,527,423,451		819,964,801

End of period	$ 1,278,748,958		$ 1,527,423,451

Undistributed (overdistributed)
net investment income	$ 1,370,367		$ (253,905)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Balanced Fund (the “Fund”) is a diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS continued

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTES TO FINANCIAL STATEMENTS continued

e. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

h. Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

NOTES TO FINANCIAL STATEMENTS continued

i. Security transactions and investment

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

j. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

k. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to net realized foreign currency gains or losses and consent fees on tendered bonds. During the year ended March 31, 2007, the following amounts were reclassified:

Paid-in capital	$ 1,357
Undistributed net investment income	(2,665,012)
Accumulated net realized losses on investments	2,663,655

l. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 1.50% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the aggregate average daily net assets of the Fund and its variable annuity counterpart, Evergreen VA Balanced Fund, starting at 0.41% and declining to 0.21% as the aggregate average daily net assets of the Fund and its variable annuity counterpart increase.

NOTES TO FINANCIAL STATEMENTS continued

Tattersall Advisory Group, Inc. (“TAG”), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

Effective July 1, 2006, First International Advisors, Inc. d/b/a Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the foreign fixed income portion of the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended March 31, 2007, EIMC contractually waived its advisory fee in the amount of $461,162 and voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $22,478.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended March 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.23% of the Fund’s average daily net assets.

Wachovia Bank, NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended March 31, 2007, the Fund paid brokerage commissions of $85,173 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

NOTES TO FINANCIAL STATEMENTS continued

For the year ended March 31, 2007, EIS received $16,069 from the sale of Class A shares and $208,954 and $1,154 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITIONS

Effective at the close of business on June 10, 2005, the Fund acquired the net assets of Evergreen Foundation Fund in a tax-free exchange for Class A, Class B, Class C and I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shareholders of Evergreen Foundation Fund at an exchange ratio of 2.01, 2.00, 2.00 and 2.02 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The aggregate net assets of the Fund immediately prior to the acquisition were $901,038,134.

Effective at the close of business on April 15, 2005, the Fund acquired the net assets of Evergreen Tax Strategic Foundation Fund in a tax-free exchange for Class A, Class B, Class C and Class I shares of the Fund. Shares were issued to Class A, Class B, Class C and Class I shareholders of Evergreen Tax Strategic Foundation Fund at an exchange ratio of 1.94, 1.94, 1.93 and 1.95 for Class A, Class B, Class C and Class I shares, respectively, of the Fund. The aggregate net assets of the Fund immediately prior to the acquisition were $795,478,650.

These acquisitions were accomplished by a tax-free exchange of the respective shares of the Fund. The value of net assets acquired, unrealized appreciation acquired and aggregate net assets of the Fund immediately after each acquisition were as follows:

	Value of Net		Number of		Net Assets of the
	Assets	Unrealized	Shares		Fund After Each
Acquired Fund	Acquired	Appreciation	Issued		Acquisition

Evergreen	$857,814,943	$ 87,916,732	45,841,760	Class A	$ 1,758,853,077
Foundation Fund			24,377,864	Class B
			8,364,657	Class C
			22,646,052	Class I

Evergreen Tax	96,141,085	17,640,369	6,976,033	Class A	891,619,735
Strategic			3,596,922	Class B
Foundation Fund			1,050,882	Class C
			201,900	Class I

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities and mortgage dollar roll transactions) were as follows for the year ended March 31, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$495,725,570	$421,167,857	$600,937,127	$606,997,871

NOTES TO FINANCIAL STATEMENTS continued

At March 31, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts	U.S. Value at	In Exchange	Unrealized
Date	to Receive	March 31, 2007	for U.S. $	Gain

5/31/2007	6,810,546 EUR	$ 9,131,521	$ 9,000,000	$ 131,521
6/1/2007	1,170,700 EUR	1,569,718	1,546,448	23,270

Exchange	Contracts		U.S. Value at		U.S. Value at	Unrealized
Date	to Receive		March 31, 2007	In Exchange for	March 31, 2007	Loss

6/5/2007	349,584,705	JPY	$ 2,998,688	4,370,000 NZD	$ 3,108,783	$ 110,095
6/8/2007	3,187,844	EUR	4,263,578	4,930,000 CAD	4,275,988	12,410
6/14/2007	6,796,067	EUR	9,116,422	4,662,000 GBP	9,176,065	59,643
6/14/2007	694,847,244	JPY	5,956,021	7,644,000 AUD	6,180,841	224,820

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts	U.S. Value at	In Exchange	Unrealized
Date	to Deliver	March 31, 2007	for U.S. $	Gain

5/31/2007	614,577 EUR	$ 820,000	$ 820,000	$ 0

During the year ended March 31, 2007, the Fund loaned securities to certain brokers. At March 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $92,179,178 and $98,384,803, respectively.

At March 31, 2007, the Fund had the following open total return swap agreements:

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Loss

6/1/2007	$ 3,000,000	Agreement dated 11/15/2006	CitiBank, NA	$ 1,617
to receive 20 basis points and to
receive the positive spread
return or pay the negative spread
return on the Lehman Brother
CMBS AAA 8.5+ yr Index which
are multiplied by the notional
amount

9/1/2007	3,000,000	Agreement dated 2/28/2007	Goldman Sachs	1,496
		to receive 25 basis points and to	Group, Inc.
receive the positive spread return
or pay the negative spread return
on the Lehman Brother CMBS AAA
8.5+ yr Index which are multiplied
by the notional amount

10/1/2007	5,000,000	Agreement dated 3/22/2007	Goldman Sachs	9,508
		to receive 32.5 basis points and to	Group, Inc.
receive the positive spread return
or pay the negative spread return
on the Lehman Brother CMBS
AAA 8.5+ yr Index which are
multiplied by the notional amount

NOTES TO FINANCIAL STATEMENTS continued

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,165,729,936. The gross unrealized appreciation and depreciation on securities based on tax cost was $234,765,370 and $17,122,621, respectively, with a net unrealized appreciation of $217,642,749.

As of March 31, 2007, the Fund had $36,031,226 in capital loss carryovers for federal income tax purposes with $22,099,979 expiring in 2010, and $13,931,247 expiring in 2011.

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers may be limited in accordance with income tax regulations.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended March 31, 2007, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of March 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$1,105,570	$217,667,246	$36,031,226

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $23,183,959 and $27,820,462 of ordinary income for the years ended March 31, 2007 and March 31, 2006, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS continued

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . Prior to July 3, 2006, the credit facility was for $150 million with an annual commitment fee of 0.09% . During the year ended March 31, 2007, the Fund had no borrowings.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

NOTES TO FINANCIAL STATEMENTS continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

13. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109

(“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the

NOTES TO FINANCIAL STATEMENTS continued

application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years.

14. SUBSEQUENT EVENT

Effective June 1, 2007, TAG and First International Advisors, Inc. no longer serve as investment sub-advisors to the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Balanced Fund, a series of the Evergreen Equity Trust, as of March 31, 2007 and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Balanced Fund as of March 31, 2007, the results of its operations, changes in its net assets and financial highlights for each of the years described above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 23, 2007

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 65.65% of ordinary income dividends paid during the fiscal year ended March 31, 2007 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended March 31, 2007, the Fund designates 78.62% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2007 year-end tax information will be reported on your 2007 Form 1099-DIV, which shall be provided to you in early 2008.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566390 rv4 05/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566390 rv4 05/2007

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III, K. Dun Gifford and Patricia B. Norris have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of the Registrant’s annual financial statements for the fiscal years ended March 31, 2007 and March 31, 2006, and fees billed for other services rendered by KPMG LLP.

	2007	2006
Audit fees	$24,100	$22,502
Audit -related fees	0	0

Audit and audit-related fees	24,100	22,502
Tax fees (1)	909	11,500
Non-audit fees (2)	813,367	925,575
All other fees	0	0

Total fees	$838,376	$959,577

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

(2) Non-audit fees consists of the aggregate fees for non-audit services rendered to the fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund
Evergreen Global Dividend Opportunity Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 29, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: May 29, 2007